Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Numerator:
Earnings attributable to Big Tree Cloud International Group Limited		$ 1,879,458	$ 581,384
Numerator for basic earnings per share calculation		1,879,458	581,384
Numerator for diluted earnings per share calculation		$ 1,879,458	$ 581,384
Denominator:
Weighted average number of ordinary shares - basic	[1]	65,631,981	50,000,000
Weighted average number of ordinary shares - diluted	[1]	65,631,981	50,000,000
Denominator for basic earnings per share calculation	[1]	65,631,981	50,000,000
Denominator for diluted earnings per share calculation	[1]	65,631,981	50,000,000
Earnings per ordinary share
Basic	[1]	$ 0.0286	$ 0.0116
Diluted	[1]	$ 0.0286	$ 0.0116

[1]	The shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.